Investment Strategy	May 31, 2026
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against losses between -2.5% and -15% (i.e., a 12.5% buffer) of the Underlying ETF and a cap of 4.30% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate period of three months (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 4.09% and the buffer is between -2.71% and -15.21%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 4.30%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period by up to 2.5% or less, the Fund will experience the first 2.5% of Underlying ETF losses. The combination of FLEX Options held by the Fund provides an outcome at expiration that is intended to match that of the Underlying ETF up to -2.5% over the Target Outcome Period before fees and expenses (i.e., the Fund's shareholders will bear all Underlying ETF losses between 0% and -2.5% on a one-to-one basis, meaning if the Underlying ETF loses 2.5%, the Fund loses 2.5% (before fees and expenses)). ●If the Underlying ETF decreases over the Target Outcome Period by more than 2.5% but less than or equal to 15%, the Fund will experience the first 2.5% of Underlying ETF losses. The combination of FLEX Options held by the Fund provides an outcome at expiration that is intended to protect investors from Underlying ETF losses between -2.5% and -15% over the Target Outcome Period before fees and expenses (i.e., if the Underlying ETF loses 15%, the Fund loses 2.5% (before fees and expenses)). ●If the Underlying ETF decreases in price by more than 15% over the Target Outcome Period, the Fund will experience the first 2.5% of Underlying ETF losses and any percentage loss over 15% of Underlying ETF losses. The combination of FLEX Options held by the Fund provide an outcome at expiration that is 12.5% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 87.5% over the Target Outcome Period before fees and expenses. An investor that purchases shares at a price below the lower range of the buffer has the potential to lose their entire investment and may not experience any benefit from the buffer. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on July 20, 2026 and end on October 16, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by at least 2.5% from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value exceeding 2.5%. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer against Underlying ETF losses between -2.5% and -15% will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the quarterly imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer of Underlying ETF losses of between -2.5% and -15% at the end of each Target Outcome Period. If the Underlying ETF price decreases, the Fund will bear the first 2.5% of losses, and after the Underlying ETF has decreased in price by more than 15%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 7.5% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is between -2.71% and -15.21%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer against losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 15% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by more than 2.5% but less than 15% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between -2.5% and the NAV of the Fund on the date the investor purchases the shares. For example, if an investor purchases Fund shares at a time when the Fund has already decreased in value by 5%, such investor’s buffer would be reduced to 10% of Underlying ETF losses. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value by more than 2.5% less than its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 87.5% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 4.30% (before fees and expenses) and 4.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap for the Target Outcome Period is 4.30% (before fees and expenses) and 4.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee). The cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and 2.5% below the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DHDG, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period and posted on the Fund's website. This filing will be mailed to existing shareholders. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DHDG.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	a buffer (before fees and expenses) against losses between -2.5% and -15% (i.e., a 12.5% buffer)
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF").
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF"). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund seeks to provide a buffer against the first 7.5% of Underlying ETF losses (depending on market conditions) while setting a predetermined upside cap of at least 3.5%. If the Fund is not able to set a buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, then it would seek to reduce the buffer to the first 5.0% of Underlying ETF losses and take the maximum available cap, which may be less than 3.5%. If a cap of at least 3.5% is not possible, the Fund would take a 5% buffer, even if a 7.5% buffer is available at equivalent or nearly equivalent caps. The buffer for the current Target Outcome Period is 7.50% (before fees and expenses) and the cap for the current Target Outcome Period is 3.89% (before fees and expenses). The possible buffer for future Target Outcome Periods is either 5% and 7.5%, however, the Fund will alert shareholders to the expected buffer and cap range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, it will seek to provide a buffer of 7.5% and take the maximum available cap. ○For example, the Fund may seek to provide a predetermined upside cap of 4.0% and a buffer against 7.5% of Underlying ETF losses. ●If the Fund is not able to set the buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, then it would seek to reduce the buffer to the first 5.0% of losses and take the maximum available cap. ○For example, the Fund may seek to provide a predetermined upside cap of 3.0% and a buffer against 5.0% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that will begin on August 24, 2026 and end on November 20, 2026 the Fund seeks to buffer against the first 7.50% of Underlying ETF losses and limit gains up to a predetermined upside cap of 3.89%. When the Fund’s fees and expenses are taken into account, the cap is 3.68% and the buffer is 7.29%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 3.89%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection up to the predetermined buffer against Underlying ETF losses, prior to taking into account the Fund's fees and expenses. The buffer for the current Target Outcome Period is 7.50%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases in price by more than the predetermined buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis. The current Target Outcome Period will begin on August 24, 2026 and end on November 20, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap will change, and the buffer may change, for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 7.50% (before fees and expenses) and the cap for the current Target Outcome Period is 3.89% (before fees and expenses). The possible buffer for future Target Outcome Periods is either 5.0% and 7.5%, however, the Fund will alert shareholders to the expected buffer and cap range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer or cap set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of each Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range and buffer for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap range and buffer. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the quarterly imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund seeks to provide a buffer against the first 7.5% of Underlying ETF losses while setting a predetermined upside cap of at least 3.5%. If the Fund is not able to set a buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, then it would seek to reduce the buffer to the first 5.0% of Underlying ETF losses and take the maximum available cap, which may be less than 3.5%. If a cap of at least 3.5% is not possible, the Fund would take a 5% buffer, even if a 7.5% buffer is available at equivalent or nearly equivalent caps. The Fund will alert shareholders to the expected buffer and cap range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer or cap set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 7.50% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 7.29%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer against losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the predetermined buffer from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 92.5% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 7.5% and the Underlying ETF loses 10%, the Fund loses 2.5% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 3.89% (before fees and expenses) and 3.68% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund seeks to provide a buffer against the first 7.5% of Underlying ETF losses while setting a predetermined upside cap at least 3.5%. If the Fund is not able to set a buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, then it would seek to reduce the buffer to the first 5.0% of Underlying ETF losses and take the maximum available cap, which may be less than 3.5%. If a cap of at least 3.5% is not possible, the Fund would take a 5% buffer, even if a 7.5% buffer is available at equivalent or nearly equivalent caps. In order to provide the cap of at least 3.5%, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide a buffer of 7.5% such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. If the Fund is not able to set a buffer against the first 7.5% of Underlying ETF losses while setting a cap of at least 3.5%, as described above, then it would seek to reduce the buffer to the first 5.0% of Underlying ETF losses and take the maximum available cap (which may be less than 3.5%), using the same combination of FLEX Options described above. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap and buffer levels in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical cap and buffer levels for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each outcome period. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the green and orange lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the Underlying ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the outcome period for investors who buy and hold through the entire duration of the outcome period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=FHDG, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range and buffer for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=FHDG.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF").
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Dual Directional Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund seeks to provide investors with (1) returns that (i) match the positive price return of the Underlying ETF, up to the upside Cap of 12.40% (before fees and expenses) over the Target Outcome Period or (ii) match the absolute value of the negative price return of the Underlying ETF (before fees and expenses) for the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”); and (2) buffered returns (before fees and expenses) against the negative price return of the Underlying ETF that are 10% less than the Underlying ETF’s losses over the course of the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that exceed the Inverse Performance Threshold. The current Target Outcome Period will begin on February 23, 2026 and end on February 19, 2027. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include (1) a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Target Outcome Period, subject to certain limitations detailed herein and (2) a Buffer (before fees and expenses) against the first 10% of the negative price return of the Underlying ETF that exceed the Inverse Performance Threshold. These outcomes are based on the price performance of the Underlying ETF over the Target Outcome Period. When the Fund's fees and expenses are taken into account, the Cap is 11.56%, the Inverse Performance Cap is 9.16% and the Buffer is 9.15%. The Cap, Buffer and Inverse Performance Cap will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●Dual Directional Returns ○If the Underlying ETF experiences positive returns over the course of the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide returns that match the performance of the share price of the Underlying ETF, which is measured from the start of the Target Outcome Period, up to the Cap. The Cap for the current Target Outcome Period is 12.40%, prior to taking into account the Fund’s fees and expenses. ○If the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), the combination of FLEX Options held by the Fund seeks to provide returns that match the absolute value of the negative price return of the Underlying ETF (“Inverse Performance”) up to a maximum return of 10%, measured from the start of the Target Outcome Period, that a shareholder can obtain via Inverse Performance (the “Inverse Performance Cap”) prior to taking into account the Fund's fees and expenses. ○The absolute value of a number is its distance from zero on the number line, regardless of direction, and is always a non-negative value. For example, the absolute value of both -5 and 5 is 5. ●Buffered Returns ○If the Underlying ETF experiences losses over the course of the Target Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 10% less than the negative price return of the Underlying ETF over the course of the Outcome Period (the “Buffer”). See the bar chart and line graph set forth below for more information. Subsequent Target Outcome Periods will begin on the business day following the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Cap for the new Target Outcome Period. This means that the Cap will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Buffer, Inverse Performance Cap and Inverse Performance Threshold remain the same for each Target Outcome Period on a relative basis as compared to the price of the Underlying ETF as of the beginning of such Target Outcome Period. The Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. See "Subsequent Target Outcome Periods" for more information. The outcomes described in this prospectus are specifically designed to apply only if you buy shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the Fund provides the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period when the value of the Underlying ETF is up from the Initial Fund Value. When the value of the Underlying ETF is down from the Initial Fund Value but within the Inverse Performance Threshold, the value of the Fund’s shares may move inverse to the performance of the Underlying ETF. As the Underlying ETF price and the Fund’s Net Asset Value ("NAV") change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the Cap, Buffer and Inverse Performance Threshold reference). For example, if an Investor purchases Fund shares when the Fund's NAV has increased versus the commencement of the Target Outcome Period: (1) if such increase is due to the Underlying ETF’s increase in value, such Investor will have less upside performance available for the remainder of the Target Outcome Period before the upside Cap is reached and will experience losses before Inverse Performance is available; (2) if such increase is due to the Underlying ETF’s decrease in value, such Investor will have less Inverse Performance available before the Inverse Performance Cap is reached; and (3) if the Underlying ETF subsequently loses more than the Inverse Performance Threshold by the end of the Outcome Period, such Investor will experience losses that exceed the Buffer. If an Investor purchases Fund shares at a time when the Fund’s NAV is higher than it was at the start of the Target Outcome Period, and this increase is the result of the Underlying ETF’s decline in value, then a subsequent rise in the Underlying ETF’s price may cause the Fund’s NAV to decrease. As a result, the investor’s returns may decline until the Underlying ETF’s returns become positive again. If an Investor purchases Fund shares when the Underlying ETF’s value has decreased to a level near or exceeded the Inverse Performance Threshold, it may be difficult to predict how subsequent changes in the Underlying ETF's value will affect the position of an investor purchasing Fund shares at that price; however, such investor will remain vulnerable to downside risk. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but will experience any further continued losses of the Underlying ETF on a one-to-one basis (i.e., such investor’s losses will not be offset by any amount). To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide its target outcomes. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new Cap will be established based on the then current price of the Underlying ETF and any gains above the prior Cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new Buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Investors should consider that investing directly in the Underlying ETF may result in better outcomes than investing in the Fund, particularly if the investor does not hold Fund shares for the entire Target Outcome Period or if the Underlying ETF experiences gains in excess of the Cap. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLFE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Cap, Buffer and Inverse Performance Threshold. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The Caps in the bar chart and line graph below are for illustration only and the actual Caps may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over a Target Outcome Period, based upon the performance of the Underlying ETF from -100% to 100% and assuming a hypothetical Cap of 10%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Fund shares over the course of a Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for a Target Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Fund shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Target Outcome Period, among other factors.Underlying ETF PerformanceFund Performance100%10%80%10%70%10%70%10%60%10%50%10%40%10%30%10%20%10%10%10%5%5%0%0%(2.50)%2.50%(5)%5%(10)%10%(15)%(5)%(20)%(10)%(30)%(20)%(40)%(30)%(50)%(40)%(60)%(50)%(70)%(60)%(80)%(70)%(90)%(80)%(100)%(90)%Cap on Potential Returns The returns of the Fund are subject to a Cap of 12.40% (before fees and expenses) and 11.56% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses) if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the Cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. The Cap is set on the first day of each Target Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The Cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Inverse Performance and Buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Inverse Performance and Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. The Cap will likely change from one Target Outcome Period to the next based upon prevailing market conditions at the beginning of the Target Outcome Period. The Cap and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the Cap, an investor purchasing Fund shares will have limited to no upside gain potential for the remainder of the Target Outcome Period (because the investor’s potential upside gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear losses between the price at which an investor purchased Fund shares and the Initial Fund Value for the Target Outcome Period before the benefits of Inverse Performance are available and before subsequent losses that exceed the Inverse Performance Threshold will be protected by the Buffer. If an investor buys Fund shares when the price exceeds the Cap, an investor will not experience any gain unless the Underlying ETF returns are within the Inverse Performance Threshold at the end of the Target Outcome Period and the purchase price for Fund shares is less than the Fund's NAV after delivering Inverse Performance. For example, assuming a $25 Initial Fund Value, if an investor purchases Fund shares at $28 and the Underlying ETF is down −15% at the end of the Target Outcome Period, the investor would experience a loss per share because losses between the purchase price and the Initial Fund Value are not protected by the Buffer or Inverse Performance Threshold. Further, if an investor purchases shares at $22 per share, and this is within the Inverse Performance Threshold, if the Fund's NAV ends at $25 per share at the end of a Target Outcome Period, the investor may realize a gain per share. Inverse Performance In addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Target Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than the Inverse Performance Threshold. If the Underlying ETF decreases in value over the course of the Target Outcome Period by an amount less than or equal to the Inverse Performance Threshold of -10%, the Fund seeks to provide returns that are equal to the absolute value of the negative price return of the Underlying ETF, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 10%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the Inverse Performance Cap is 9.16%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. It is possible that the Fund will drop in value significantly at the end of the Target Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Target Outcome Period when the Fund’s FLEX Options expire. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the Underlying ETF, among other reasons), the Fund’s FLEX Options are European-style options and can only be exercised on the expiration date. If the Underlying ETF decreases in value from the Initial Fund Value but is within the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will provide returns that are equal to the absolute value of the negative price return of the Underlying ETF. For example, if at the end of the Target Outcome Period, the Underlying ETF has depreciated by -5.5%, the Fund seeks to provide returns of 5.5%, prior to taking into account and fees or expenses charged to shareholders. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will not provide any positive returns. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Target Outcome Period, and any gains experienced by the Fund will be lost, and the Buffer will be provided to shareholders. For example, if the Underlying ETF depreciated by -15.1% over the course of the Target Outcome Period, the Fund would forfeit all gains and, through the operation of the Buffer, seek to provide returns of -5.1%. Large movements in the price of the Underlying ETF at the end of the Target Outcome Period exacerbates this risk. Separately, if the Target Outcome Period has begun and the Underlying ETF has decreased in value below its initial value at the onset of the Target Outcome Period, an investor purchasing Fund shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. Buffered Returns The Buffer seeks to provide returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 10% less than the losses of the Underlying ETF over the course of the Target Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The Buffer is before taking into account the Fund's fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the Buffer is 9.15%. The Buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a Buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Target Outcome Period as any subsequent losses will be experienced on a one-to-one basis. Conversely, if an investor is considering purchasing Fund shares during the Target Outcome Period and the Fund has already increased in value, then a shareholder may experience losses that exceed the Buffer, which is not guaranteed. While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for the entire Target Outcome Period, there is no guarantee it will successfully do so. A shareholder that purchases Fund shares at the beginning of the Target Outcome Period may lose their entire investment. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund shares after the Target Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Target Outcome Period with the Caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLFE.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Dual Directional Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund seeks to provide investors with (1) returns that (i) match the positive price return of the Underlying ETF, up to the upside Cap of 14.11% (before fees and expenses) over the Target Outcome Period or (ii) match the absolute value of the negative price return of the Underlying ETF (before fees and expenses) for the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”); and (2) buffered returns (before fees and expenses) against the negative price return of the Underlying ETF that are 10% less than the Underlying ETF’s losses over the course of the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that exceed the Inverse Performance Threshold. The current Target Outcome Period will begin on May 18, 2026 and end on May 21, 2027. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include (1) a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Target Outcome Period, subject to certain limitations detailed herein and (2) a Buffer (before fees and expenses) against the first 10% of the negative price return of the Underlying ETF that exceed the Inverse Performance Threshold. These outcomes are based on the price performance of the Underlying ETF over the Target Outcome Period. When the Fund's fees and expenses are taken into account, the Cap is 13.25%, the Inverse Performance Cap is 9.14% and the Buffer is 9.14%. The Cap, Buffer and Inverse Performance Cap will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●Dual Directional Returns ○If the Underlying ETF experiences positive returns over the course of the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide returns that match the performance of the share price of the Underlying ETF, which is measured from the start of the Target Outcome Period, up to the Cap. The Cap for the current Target Outcome Period is 14.11%, prior to taking into account the Fund’s fees and expenses. ○If the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), the combination of FLEX Options held by the Fund seeks to provide returns that match the absolute value of the negative price return of the Underlying ETF (“Inverse Performance”) up to a maximum return of 10%, measured from the start of the Target Outcome Period, that a shareholder can obtain via Inverse Performance (the “Inverse Performance Cap”) prior to taking into account the Fund's fees and expenses. ○The absolute value of a number is its distance from zero on the number line, regardless of direction, and is always a non-negative value. For example, the absolute value of both -5 and 5 is 5. ●Buffered Returns ○If the Underlying ETF experiences losses over the course of the Target Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 10% less than the negative price return of the Underlying ETF over the course of the Outcome Period (the “Buffer”). See the bar chart and line graph set forth below for more information. Subsequent Target Outcome Periods will begin on the business day following the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Cap for the new Target Outcome Period. This means that the Cap will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Buffer, Inverse Performance Cap and Inverse Performance Threshold remain the same for each Target Outcome Period on a relative basis as compared to the price of the Underlying ETF as of the beginning of such Target Outcome Period. The Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. See "Subsequent Target Outcome Periods" for more information. The outcomes described in this prospectus are specifically designed to apply only if you buy shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the Fund provides the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period when the value of the Underlying ETF is up from the Initial Fund Value. When the value of the Underlying ETF is down from the Initial Fund Value but within the Inverse Performance Threshold, the value of the Fund’s shares may move inverse to the performance of the Underlying ETF. As the Underlying ETF price and the Fund’s Net Asset Value ("NAV") change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the Cap, Buffer and Inverse Performance Threshold reference). For example, if an Investor purchases Fund shares when the Fund's NAV has increased versus the commencement of the Target Outcome Period: (1) if such increase is due to the Underlying ETF’s increase in value, such Investor will have less upside performance available for the remainder of the Target Outcome Period before the upside Cap is reached and will experience losses before Inverse Performance is available; (2) if such increase is due to the Underlying ETF’s decrease in value, such Investor will have less Inverse Performance available before the Inverse Performance Cap is reached; and (3) if the Underlying ETF subsequently loses more than the Inverse Performance Threshold by the end of the Outcome Period, such Investor will experience losses that exceed the Buffer. If an Investor purchases Fund shares at a time when the Fund’s NAV is higher than it was at the start of the Target Outcome Period, and this increase is the result of the Underlying ETF’s decline in value, then a subsequent rise in the Underlying ETF’s price may cause the Fund’s NAV to decrease. As a result, the investor’s returns may decline until the Underlying ETF’s returns become positive again. If an Investor purchases Fund shares when the Underlying ETF’s value has decreased to a level near or exceeded the Inverse Performance Threshold, it may be difficult to predict how subsequent changes in the Underlying ETF's value will affect the position of an investor purchasing Fund shares at that price; however, such investor will remain vulnerable to downside risk. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but will experience any further continued losses of the Underlying ETF on a one-to-one basis (i.e., such investor’s losses will not be offset by any amount). To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide its target outcomes. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new Cap will be established based on the then current price of the Underlying ETF and any gains above the prior Cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new Buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Investors should consider that investing directly in the Underlying ETF may result in better outcomes than investing in the Fund, particularly if the investor does not hold Fund shares for the entire Target Outcome Period or if the Underlying ETF experiences gains in excess of the Cap. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLMY, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Cap, Buffer and Inverse Performance Threshold. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The Caps in the bar chart and line graph below are for illustration only and the actual Caps may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over a Target Outcome Period, based upon the performance of the Underlying ETF from -100% to 100% and assuming a hypothetical Cap of 10%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Fund shares over the course of a Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for a Target Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Fund shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Target Outcome Period, among other factors.Underlying ETF PerformanceFund Performance100%10%80%10%70%10%70%10%60%10%50%10%40%10%30%10%20%10%10%10%5%5%0%0%(2.50)%2.50%(5)%5%(10)%10%(15)%(5)%(20)%(10)%(30)%(20)%(40)%(30)%(50)%(40)%(60)%(50)%(70)%(60)%(80)%(70)%(90)%(80)%(100)%(90)%Cap on Potential Returns The returns of the Fund are subject to a Cap of 14.11% (before fees and expenses) and 13.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses) if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the Cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. The Cap is set on the first day of each Target Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The Cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Inverse Performance and Buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Inverse Performance and Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. The Cap will likely change from one Target Outcome Period to the next based upon prevailing market conditions at the beginning of the Target Outcome Period. The Cap and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the Cap, an investor purchasing Fund shares will have limited to no upside gain potential for the remainder of the Target Outcome Period (because the investor’s potential upside gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear losses between the price at which an investor purchased Fund shares and the Initial Fund Value for the Target Outcome Period before the benefits of Inverse Performance are available and before subsequent losses that exceed the Inverse Performance Threshold will be protected by the Buffer. If an investor buys Fund shares when the price exceeds the Cap, an investor will not experience any gain unless the Underlying ETF returns are within the Inverse Performance Threshold at the end of the Target Outcome Period and the purchase price for Fund shares is less than the Fund's NAV after delivering Inverse Performance. For example, assuming a $25 Initial Fund Value, if an investor purchases Fund shares at $28 and the Underlying ETF is down −15% at the end of the Target Outcome Period, the investor would experience a loss per share because losses between the purchase price and the Initial Fund Value are not protected by the Buffer or Inverse Performance Threshold. Further, if an investor purchases shares at $22 per share, and this is within the Inverse Performance Threshold, if the Fund's NAV ends at $25 per share at the end of a Target Outcome Period, the investor may realize a gain per share. Inverse Performance In addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Target Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than the Inverse Performance Threshold. If the Underlying ETF decreases in value over the course of the Target Outcome Period by an amount less than or equal to the Inverse Performance Threshold of -10%, the Fund seeks to provide returns that are equal to the absolute value of the negative price return of the Underlying ETF, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 10%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the Inverse Performance Cap is 9.14%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. It is possible that the Fund will drop in value significantly at the end of the Target Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Target Outcome Period when the Fund’s FLEX Options expire. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the Underlying ETF, among other reasons), the Fund’s FLEX Options are European-style options and can only be exercised on the expiration date. If the Underlying ETF decreases in value from the Initial Fund Value but is within the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will provide returns that are equal to the absolute value of the negative price return of the Underlying ETF. For example, if at the end of the Target Outcome Period, the Underlying ETF has depreciated by -5.5%, the Fund seeks to provide returns of 5.5%, prior to taking into account and fees or expenses charged to shareholders. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will not provide any positive returns. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Target Outcome Period, and any gains experienced by the Fund will be lost, and the Buffer will be provided to shareholders. For example, if the Underlying ETF depreciated by -15.1% over the course of the Target Outcome Period, the Fund would forfeit all gains and, through the operation of the Buffer, seek to provide returns of -5.1%. Large movements in the price of the Underlying ETF at the end of the Target Outcome Period exacerbates this risk. Separately, if the Target Outcome Period has begun and the Underlying ETF has decreased in value below its initial value at the onset of the Target Outcome Period, an investor purchasing Fund shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. Buffered Returns The Buffer seeks to provide returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 10% less than the losses of the Underlying ETF over the course of the Target Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The Buffer is before taking into account the Fund's fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the Buffer is 9.14%. The Buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a Buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Target Outcome Period as any subsequent losses will be experienced on a one-to-one basis. Conversely, if an investor is considering purchasing Fund shares during the Target Outcome Period and the Fund has already increased in value, then a shareholder may experience losses that exceed the Buffer, which is not guaranteed. While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for the entire Target Outcome Period, there is no guarantee it will successfully do so. A shareholder that purchases Fund shares at the beginning of the Target Outcome Period may lose their entire investment. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund shares after the Target Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Target Outcome Period with the Caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLMY.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Dual Directional Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund seeks to provide investors with (1) returns that (i) match the positive price return of the Underlying ETF, up to the upside Cap of 13.50% (before fees and expenses) over the Target Outcome Period or (ii) match the absolute value of the negative price return of the Underlying ETF (before fees and expenses) for the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”); and (2) buffered returns (before fees and expenses) against the negative price return of the Underlying ETF that are 10% less than the Underlying ETF’s losses over the course of the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that exceed the Inverse Performance Threshold. The current Target Outcome Period will begin on August 24, 2026 and end on August 20, 2027. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include (1) a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Target Outcome Period, subject to certain limitations detailed herein and (2) a Buffer (before fees and expenses) against the first 10% of the negative price return of the Underlying ETF that exceed the Inverse Performance Threshold. These outcomes are based on the price performance of the Underlying ETF over the Target Outcome Period. When the Fund's fees and expenses are taken into account, the Cap is 12.66%, the Inverse Performance Cap is 9.16% and the Buffer is 9.15%. The Cap, Buffer and Inverse Performance Cap will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●Dual Directional Returns ○If the Underlying ETF experiences positive returns over the course of the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide returns that match the performance of the share price of the Underlying ETF, which is measured from the start of the Target Outcome Period, up to the Cap. The Cap for the current Target Outcome Period is 13.50%, prior to taking into account the Fund’s fees and expenses. ○If the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), the combination of FLEX Options held by the Fund seeks to provide returns that match the absolute value of the negative price return of the Underlying ETF (“Inverse Performance”) up to a maximum return of 10%, measured from the start of the Target Outcome Period, that a shareholder can obtain via Inverse Performance (the “Inverse Performance Cap”) prior to taking into account the Fund's fees and expenses. ○The absolute value of a number is its distance from zero on the number line, regardless of direction, and is always a non-negative value. For example, the absolute value of both -5 and 5 is 5. ●Buffered Returns ○If the Underlying ETF experiences losses over the course of the Target Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 10% less than the negative price return of the Underlying ETF over the course of the Outcome Period (the “Buffer”). See the bar chart and line graph set forth below for more information. Subsequent Target Outcome Periods will begin on the business day following the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Cap for the new Target Outcome Period. This means that the Cap will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Buffer, Inverse Performance Cap and Inverse Performance Threshold remain the same for each Target Outcome Period on a relative basis as compared to the price of the Underlying ETF as of the beginning of such Target Outcome Period. The Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. See "Subsequent Target Outcome Periods" for more information. The outcomes described in this prospectus are specifically designed to apply only if you buy shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the Fund provides the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period when the value of the Underlying ETF is up from the Initial Fund Value. When the value of the Underlying ETF is down from the Initial Fund Value but within the Inverse Performance Threshold, the value of the Fund’s shares may move inverse to the performance of the Underlying ETF. As the Underlying ETF price and the Fund’s Net Asset Value ("NAV") change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the Cap, Buffer and Inverse Performance Threshold reference). For example, if an Investor purchases Fund shares when the Fund's NAV has increased versus the commencement of the Target Outcome Period: (1) if such increase is due to the Underlying ETF’s increase in value, such Investor will have less upside performance available for the remainder of the Target Outcome Period before the upside Cap is reached and will experience losses before Inverse Performance is available; (2) if such increase is due to the Underlying ETF’s decrease in value, such Investor will have less Inverse Performance available before the Inverse Performance Cap is reached; and (3) if the Underlying ETF subsequently loses more than the Inverse Performance Threshold by the end of the Outcome Period, such Investor will experience losses that exceed the Buffer. If an Investor purchases Fund shares at a time when the Fund’s NAV is higher than it was at the start of the Target Outcome Period, and this increase is the result of the Underlying ETF’s decline in value, then a subsequent rise in the Underlying ETF’s price may cause the Fund’s NAV to decrease. As a result, the investor’s returns may decline until the Underlying ETF’s returns become positive again. If an Investor purchases Fund shares when the Underlying ETF’s value has decreased to a level near or exceeded the Inverse Performance Threshold, it may be difficult to predict how subsequent changes in the Underlying ETF's value will affect the position of an investor purchasing Fund shares at that price; however, such investor will remain vulnerable to downside risk. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but will experience any further continued losses of the Underlying ETF on a one-to-one basis (i.e., such investor’s losses will not be offset by any amount). To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide its target outcomes. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new Cap will be established based on the then current price of the Underlying ETF and any gains above the prior Cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new Buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Investors should consider that investing directly in the Underlying ETF may result in better outcomes than investing in the Fund, particularly if the investor does not hold Fund shares for the entire Target Outcome Period or if the Underlying ETF experiences gains in excess of the Cap. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLAG, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Cap, Buffer and Inverse Performance Threshold. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The Caps in the bar chart and line graph below are for illustration only and the actual Caps may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over a Target Outcome Period, based upon the performance of the Underlying ETF from -100% to 100% and assuming a hypothetical Cap of 10%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Fund shares over the course of a Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for a Target Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Fund shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Target Outcome Period, among other factors.Underlying ETF PerformanceFund Performance100%10%80%10%70%10%70%10%60%10%50%10%40%10%30%10%20%10%10%10%5%5%0%0%(2.50)%2.50%(5)%5%(10)%10%(15)%(5)%(20)%(10)%(30)%(20)%(40)%(30)%(50)%(40)%(60)%(50)%(70)%(60)%(80)%(70)%(90)%(80)%(100)%(90)%Cap on Potential Returns The returns of the Fund are subject to a Cap of 13.50% (before fees and expenses) and 12.66% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses) if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the Cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. The Cap is set on the first day of each Target Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The Cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Inverse Performance and Buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Inverse Performance and Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. The Cap will likely change from one Target Outcome Period to the next based upon prevailing market conditions at the beginning of the Target Outcome Period. The Cap and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the Cap, an investor purchasing Fund shares will have limited to no upside gain potential for the remainder of the Target Outcome Period (because the investor’s potential upside gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear losses between the price at which an investor purchased Fund shares and the Initial Fund Value for the Target Outcome Period before the benefits of Inverse Performance are available and before subsequent losses that exceed the Inverse Performance Threshold will be protected by the Buffer. If an investor buys Fund shares when the price exceeds the Cap, an investor will not experience any gain unless the Underlying ETF returns are within the Inverse Performance Threshold at the end of the Target Outcome Period and the purchase price for Fund shares is less than the Fund's NAV after delivering Inverse Performance. For example, assuming a $25 Initial Fund Value, if an investor purchases Fund shares at $28 and the Underlying ETF is down −15% at the end of the Target Outcome Period, the investor would experience a loss per share because losses between the purchase price and the Initial Fund Value are not protected by the Buffer or Inverse Performance Threshold. Further, if an investor purchases shares at $22 per share, and this is within the Inverse Performance Threshold, if the Fund's NAV ends at $25 per share at the end of a Target Outcome Period, the investor may realize a gain per share. Inverse Performance In addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Target Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than the Inverse Performance Threshold. If the Underlying ETF decreases in value over the course of the Target Outcome Period by an amount less than or equal to the Inverse Performance Threshold of -10%, the Fund seeks to provide returns that are equal to the absolute value of the negative price return of the Underlying ETF, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 10%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the Inverse Performance Cap is 9.16%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. It is possible that the Fund will drop in value significantly at the end of the Target Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Target Outcome Period when the Fund’s FLEX Options expire. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the Underlying ETF, among other reasons), the Fund’s FLEX Options are European-style options and can only be exercised on the expiration date. If the Underlying ETF decreases in value from the Initial Fund Value but is within the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will provide returns that are equal to the absolute value of the negative price return of the Underlying ETF. For example, if at the end of the Target Outcome Period, the Underlying ETF has depreciated by -5.5%, the Fund seeks to provide returns of 5.5%, prior to taking into account and fees or expenses charged to shareholders. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will not provide any positive returns. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Target Outcome Period, and any gains experienced by the Fund will be lost, and the Buffer will be provided to shareholders. For example, if the Underlying ETF depreciated by -15.1% over the course of the Target Outcome Period, the Fund would forfeit all gains and, through the operation of the Buffer, seek to provide returns of -5.1%. Large movements in the price of the Underlying ETF at the end of the Target Outcome Period exacerbates this risk. Separately, if the Target Outcome Period has begun and the Underlying ETF has decreased in value below its initial value at the onset of the Target Outcome Period, an investor purchasing Fund shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. Buffered Returns The Buffer seeks to provide returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 10% less than the losses of the Underlying ETF over the course of the Target Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The Buffer is before taking into account the Fund's fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the Buffer is 9.15%. The Buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a Buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Target Outcome Period as any subsequent losses will be experienced on a one-to-one basis. Conversely, if an investor is considering purchasing Fund shares during the Target Outcome Period and the Fund has already increased in value, then a shareholder may experience losses that exceed the Buffer, which is not guaranteed. While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for the entire Target Outcome Period, there is no guarantee it will successfully do so. A shareholder that purchases Fund shares at the beginning of the Target Outcome Period may lose their entire investment. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund shares after the Target Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Target Outcome Period with the Caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLAG.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Dual Directional Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund seeks to provide investors with (1) returns that (i) match the positive price return of the Underlying ETF, up to the upside Cap of 13.98% (before fees and expenses) over the Target Outcome Period or (ii) match the absolute value of the negative price return of the Underlying ETF (before fees and expenses) for the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”); and (2) buffered returns (before fees and expenses) against the negative price return of the Underlying ETF that are 10% less than the Underlying ETF’s losses over the course of the Target Outcome Period, if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that exceed the Inverse Performance Threshold. The current Target Outcome Period will begin on November 24, 2025 and end on November 20, 2026. The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund include (1) a “dual direction” of positive returns, meaning the Fund seeks to provide positive returns regardless of whether the Underlying ETF share price increases or decreases in value over the course of the Target Outcome Period, subject to certain limitations detailed herein and (2) a Buffer (before fees and expenses) against the first 10% of the negative price return of the Underlying ETF that exceed the Inverse Performance Threshold. These outcomes are based on the price performance of the Underlying ETF over the Target Outcome Period. When the Fund's fees and expenses are taken into account, the Cap is 13.13%, the Inverse Performance Cap is 9.16% and the Buffer is 9.15%. The Cap, Buffer and Inverse Performance Cap will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●Dual Directional Returns ○If the Underlying ETF experiences positive returns over the course of the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide returns that match the performance of the share price of the Underlying ETF, which is measured from the start of the Target Outcome Period, up to the Cap. The Cap for the current Target Outcome Period is 13.98%, prior to taking into account the Fund’s fees and expenses. ○If the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than or equal to 10% (the “Inverse Performance Threshold”), the combination of FLEX Options held by the Fund seeks to provide returns that match the absolute value of the negative price return of the Underlying ETF (“Inverse Performance”) up to a maximum return of 10%, measured from the start of the Target Outcome Period, that a shareholder can obtain via Inverse Performance (the “Inverse Performance Cap”) prior to taking into account the Fund's fees and expenses. ○The absolute value of a number is its distance from zero on the number line, regardless of direction, and is always a non-negative value. For example, the absolute value of both -5 and 5 is 5. ●Buffered Returns ○If the Underlying ETF experiences losses over the course of the Target Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide returns that are 10% less than the negative price return of the Underlying ETF over the course of the Outcome Period (the “Buffer”). See the bar chart and line graph set forth below for more information. Subsequent Target Outcome Periods will begin on the business day following the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Cap for the new Target Outcome Period. This means that the Cap will likely change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Buffer, Inverse Performance Cap and Inverse Performance Threshold remain the same for each Target Outcome Period on a relative basis as compared to the price of the Underlying ETF as of the beginning of such Target Outcome Period. The Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. See "Subsequent Target Outcome Periods" for more information. The outcomes described in this prospectus are specifically designed to apply only if you buy shares on the first day of the Target Outcome Period and continue to hold them on the last day of the Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the Fund provides the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period when the value of the Underlying ETF is up from the Initial Fund Value. When the value of the Underlying ETF is down from the Initial Fund Value but within the Inverse Performance Threshold, the value of the Fund’s shares may move inverse to the performance of the Underlying ETF. As the Underlying ETF price and the Fund’s Net Asset Value ("NAV") change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Cap, Inverse Performance Threshold, Inverse Performance Cap and Buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the Cap, Buffer and Inverse Performance Threshold reference). For example, if an Investor purchases Fund shares when the Fund's NAV has increased versus the commencement of the Target Outcome Period: (1) if such increase is due to the Underlying ETF’s increase in value, such Investor will have less upside performance available for the remainder of the Target Outcome Period before the upside Cap is reached and will experience losses before Inverse Performance is available; (2) if such increase is due to the Underlying ETF’s decrease in value, such Investor will have less Inverse Performance available before the Inverse Performance Cap is reached; and (3) if the Underlying ETF subsequently loses more than the Inverse Performance Threshold by the end of the Outcome Period, such Investor will experience losses that exceed the Buffer. If an Investor purchases Fund shares at a time when the Fund’s NAV is higher than it was at the start of the Target Outcome Period, and this increase is the result of the Underlying ETF’s decline in value, then a subsequent rise in the Underlying ETF’s price may cause the Fund’s NAV to decrease. As a result, the investor’s returns may decline until the Underlying ETF’s returns become positive again. If an Investor purchases Fund shares when the Underlying ETF’s value has decreased to a level near or exceeded the Inverse Performance Threshold, it may be difficult to predict how subsequent changes in the Underlying ETF's value will affect the position of an investor purchasing Fund shares at that price; however, such investor will remain vulnerable to downside risk. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Outcome Period, and any gains experienced by the Fund will be lost, offset by the Buffer. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but will experience any further continued losses of the Underlying ETF on a one-to-one basis (i.e., such investor’s losses will not be offset by any amount). To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide its target outcomes. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new Cap will be established based on the then current price of the Underlying ETF and any gains above the prior Cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new Buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked in. Moreover, the annual imposition of a new Cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Investors should consider that investing directly in the Underlying ETF may result in better outcomes than investing in the Fund, particularly if the investor does not hold Fund shares for the entire Target Outcome Period or if the Underlying ETF experiences gains in excess of the Cap. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLNV, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Cap, Buffer and Inverse Performance Threshold. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The Caps in the bar chart and line graph below are for illustration only and the actual Caps may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over a Target Outcome Period, based upon the performance of the Underlying ETF from -100% to 100% and assuming a hypothetical Cap of 10%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Fund shares over the course of a Target Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for a Target Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Fund shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Target Outcome Period, among other factors.Underlying ETF PerformanceFund Performance100%10%80%10%70%10%70%10%60%10%50%10%40%10%30%10%20%10%10%10%5%5%0%0%(2.50)%2.50%(5)%5%(10)%10%(15)%(5)%(20)%(10)%(30)%(20)%(40)%(30)%(50)%(40)%(60)%(50)%(70)%(60)%(80)%(70)%(90)%(80)%(100)%(90)%Cap on Potential Returns The returns of the Fund are subject to a Cap of 13.98% (before fees and expenses) and 13.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses) if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the Cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the Cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period if the Underlying ETF experiences positive returns over the course of the Target Outcome Period. The Cap is set on the first day of each Target Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Cap could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The Cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Inverse Performance and Buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Inverse Performance and Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. The Cap will likely change from one Target Outcome Period to the next based upon prevailing market conditions at the beginning of the Target Outcome Period. The Cap and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the Cap, an investor purchasing Fund shares will have limited to no upside gain potential for the remainder of the Target Outcome Period (because the investor’s potential upside gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear losses between the price at which an investor purchased Fund shares and the Initial Fund Value for the Target Outcome Period before the benefits of Inverse Performance are available and before subsequent losses that exceed the Inverse Performance Threshold will be protected by the Buffer. If an investor buys Fund shares when the price exceeds the Cap, an investor will not experience any gain unless the Underlying ETF returns are within the Inverse Performance Threshold at the end of the Target Outcome Period and the purchase price for Fund shares is less than the Fund's NAV after delivering Inverse Performance. For example, assuming a $25 Initial Fund Value, if an investor purchases Fund shares at $28 and the Underlying ETF is down −15% at the end of the Target Outcome Period, the investor would experience a loss per share because losses between the purchase price and the Initial Fund Value are not protected by the Buffer or Inverse Performance Threshold. Further, if an investor purchases shares at $22 per share, and this is within the Inverse Performance Threshold, if the Fund's NAV ends at $25 per share at the end of a Target Outcome Period, the investor may realize a gain per share. Inverse Performance In addition to seeking to provide positive returns if the Underlying ETF appreciates in value over the course of the Target Outcome Period, the Fund also seeks to provide positive returns if the Underlying ETF experiences negative returns over the course of the Target Outcome Period that are less than the Inverse Performance Threshold. If the Underlying ETF decreases in value over the course of the Target Outcome Period by an amount less than or equal to the Inverse Performance Threshold of -10%, the Fund seeks to provide returns that are equal to the absolute value of the negative price return of the Underlying ETF, prior to taking into account any fees or expenses charged to shareholders, which will have the effect of lessening returns experienced by shareholders. The Inverse Performance Cap (i.e., the maximum return that shareholders can obtain via Inverse Performance) is 10%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s fees and expenses are taken into account, the Inverse Performance Cap is 9.16%. The Fund’s Inverse Performance Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. It is possible that the Fund will drop in value significantly at the end of the Target Outcome Period if the Inverse Performance Threshold is breached. The Inverse Performance Threshold is measured at the end of the Target Outcome Period when the Fund’s FLEX Options expire. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the Underlying ETF, among other reasons), the Fund’s FLEX Options are European-style options and can only be exercised on the expiration date. If the Underlying ETF decreases in value from the Initial Fund Value but is within the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will provide returns that are equal to the absolute value of the negative price return of the Underlying ETF. For example, if at the end of the Target Outcome Period, the Underlying ETF has depreciated by -5.5%, the Fund seeks to provide returns of 5.5%, prior to taking into account and fees or expenses charged to shareholders. If the Underlying ETF decreases in value beyond the Inverse Performance Threshold at the end of the Target Outcome Period, the Fund will not provide any positive returns. Accordingly, the Fund’s NAV could drop significantly as a result of the Inverse Performance Threshold being exceeded at the end of the Target Outcome Period, and any gains experienced by the Fund will be lost, and the Buffer will be provided to shareholders. For example, if the Underlying ETF depreciated by -15.1% over the course of the Target Outcome Period, the Fund would forfeit all gains and, through the operation of the Buffer, seek to provide returns of -5.1%. Large movements in the price of the Underlying ETF at the end of the Target Outcome Period exacerbates this risk. Separately, if the Target Outcome Period has begun and the Underlying ETF has decreased in value below its initial value at the onset of the Target Outcome Period, an investor purchasing Fund shares at this point may not experience Inverse Performance to the extent of the Inverse Performance Threshold and will remain vulnerable to downside risks. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. Buffered Returns The Buffer seeks to provide returns that, if the Underlying ETF experiences losses that exceed the Inverse Performance Threshold, are 10% less than the losses of the Underlying ETF over the course of the Target Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The Buffer is before taking into account the Fund's fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the Buffer is 9.15%. The Buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a Buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor is considering purchasing Fund shares during the Target Outcome Period, and the Fund has already decreased in value by an amount that exceeds the Inverse Performance Threshold, an investor purchasing Fund shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Target Outcome Period as any subsequent losses will be experienced on a one-to-one basis. Conversely, if an investor is considering purchasing Fund shares during the Target Outcome Period and the Fund has already increased in value, then a shareholder may experience losses that exceed the Buffer, which is not guaranteed. While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for the entire Target Outcome Period, there is no guarantee it will successfully do so. A shareholder that purchases Fund shares at the beginning of the Target Outcome Period may lose their entire investment. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund shares after the Target Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear the losses described herein. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. … Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Target Outcome Period. There is no guarantee that the final Cap set for a Target Outcome Period will be within the anticipated Cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Target Outcome Period with the Caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=DLNV.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust ("SPY" or the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest U.S. Equity Equal Weight Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Equal Weight Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 17.80% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 16.95% and the buffer is 9.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 17.80%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on March 23, 2026 and end on March 19, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund’s NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 17.80% (before fees and expenses) and 16.95% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSMR, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an ETF that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index (the “Underlying Index”), meaning that the Underlying ETF generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results (before fees and expenses) of the Underlying Index. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.invesco.com/us/financial-products/etfs/product-detail?audienceType=investor&ticker=rsp. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated August 28, 2026 (“RSP” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of all of the components of the S&P 500® Index (the “Parent Index”). The Parent Index is designed to measure the performance of equity securities of larger U.S. companies. The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance. As of June 30, 2026, the Underlying Index was comprised of 504 constituents with market capitalizations ranging from $5.2 billion to $4.8 trillion. RSP employs a “full replication” methodology in seeking to track the Underlying Index, meaning that RSP generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.” Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSMR.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.“[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.
FT Vest U.S. Equity Equal Weight Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Equal Weight Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 15.28% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 14.43% and the buffer is 9.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 15.28%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on June 22, 2026 and end on June 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund’s NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 15.28% (before fees and expenses) and 14.43% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSJN, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an ETF that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index (the “Underlying Index”), meaning that the Underlying ETF generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results (before fees and expenses) of the Underlying Index. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.invesco.com/us/financial-products/etfs/product-detail?audienceType=investor&ticker=rsp. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated August 28, 2026 (“RSP” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of all of the components of the S&P 500® Index (the “Parent Index”). The Parent Index is designed to measure the performance of equity securities of larger U.S. companies. The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance. As of June 30, 2026, the Underlying Index was comprised of 504 constituents with market capitalizations ranging from $5.2 billion to $4.8 trillion. RSP employs a “full replication” methodology in seeking to track the Underlying Index, meaning that RSP generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.” Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSJN.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.“[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.
FT Vest U.S. Equity Equal Weight Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Equal Weight Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 16.52% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 15.67% and the buffer is 9.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 16.52%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on September 21, 2026 and end on September 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund’s NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 16.52% (before fees and expenses) and 15.67% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSSE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an ETF that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index (the “Underlying Index”), meaning that the Underlying ETF generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results (before fees and expenses) of the Underlying Index. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.invesco.com/us/financial-products/etfs/product-detail?audienceType=investor&ticker=rsp. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated August 28, 2026 (“RSP” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of all of the components of the S&P 500® Index (the “Parent Index”). The Parent Index is designed to measure the performance of equity securities of larger U.S. companies. The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance. As of June 30, 2026, the Underlying Index was comprised of 504 constituents with market capitalizations ranging from $5.2 billion to $4.8 trillion. RSP employs a “full replication” methodology in seeking to track the Underlying Index, meaning that RSP generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.” Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSSE.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.“[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.
FT Vest U.S. Equity Equal Weight Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Equal Weight Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 14.82% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 13.97% and the buffer is 9.15%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 14.82%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on December 22, 2025 and end on December 18, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.15%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund’s NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 14.82% (before fees and expenses) and 13.97% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSDE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an ETF that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index (the “Underlying Index”), meaning that the Underlying ETF generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Invesco Capital Management LLC ("Invesco") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to track the investment results (before fees and expenses) of the Underlying Index. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.invesco.com/us/financial-products/etfs/product-detail?audienceType=investor&ticker=rsp. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated August 28, 2026 (“RSP” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of all of the components of the S&P 500® Index (the “Parent Index”). The Parent Index is designed to measure the performance of equity securities of larger U.S. companies. The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance. As of June 30, 2026, the Underlying Index was comprised of 504 constituents with market capitalizations ranging from $5.2 billion to $4.8 trillion. RSP employs a “full replication” methodology in seeking to track the Underlying Index, meaning that RSP generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.” Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=RSDE.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded fund that employs a full replication methodology in seeking to track the S&P 500® Equal Weight Index, meaning that the Underlying ETF generally invests in all of the securities comprising the S&P 500® Equal Weight Index in proportion to their weightings in the S&P 500® Equal Weight Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Invesco S&P 500® Equal Weight ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.“[T]he Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index.
FT Vest U.S. Equity Quarterly Max Buffer ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF's sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial, LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce predetermined investment outcomes based upon the performance of an underlying security or index. The cap and the buffer are expected to change from Target Outcome Period to Target Outcome Period. The Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting a predetermined upside cap of at least 3%. The buffer for the current Target Outcome Period is 12.50%. The possible expected range of the buffer for future Target Outcome Periods is between 5% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. ●If the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 3%, it will seek a predetermined cap that exceeds 3%. ○For example, the Fund may seek to provide a predetermined upside cap of 4% and a buffer against 100% of Underlying ETF losses. ●If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 3%, then it would seek the maximum buffer that allows for a cap of 3%. ○For example, the Fund may seek to provide a predetermined upside cap of 3% and a buffer against 80% of Underlying ETF losses. ●If the 3% minimum cap produces a buffer of less than 5%, the Fund will seek to lower the minimum cap to provide a buffer of at least 5%. ○For example, the Fund may seek to provide a predetermined upside cap of 2% and a buffer against 5% of Underlying ETF losses. See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. Over the Target Outcome Period that began on September 21, 2026 and ends on December 18, 2026 the Fund seeks to buffer against the first 12.50% of Underlying ETF losses and limit gains up to a predetermined upside cap of 3.00%. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 12.29%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 3.00%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection against the first 12.50% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the buffer for a Target Outcome Period is less than 100% and the Underlying ETF decreases in price by more than such buffer over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). The current Target Outcome Period began on September 21, 2026 and ends on December 18, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap and buffer for the new Target Outcome Period. This means that the cap and the buffer will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. The buffer for the current Target Outcome Period is 12.50%. The possible expected range of the buffer for future Target Outcome Periods is between 5% and 100%, however, the Fund will alert shareholders to a more precise expected buffer range for subsequent Target Outcome Periods approximately one week before the commencement of each Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. See "Subsequent Target Outcome Periods" for more information. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value (“NAV”) and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s cap will essentially be decreased by the amount of the increase in the Fund's value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the quarterly imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap On each reset date the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined cap of at least 3%. The Fund will alert shareholders to the expected buffer range for each subsequent Target Outcome Period approximately one week before the commencement of the Target Outcome Period, as described below. There is no guarantee that the final buffer set for a Target Outcome Period will be within the estimated range. The Fund seeks to provide a buffer on the first 12.50% of losses of the Underlying ETF at the end of the current Target Outcome Period. The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 12.29%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 12.50% of losses of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by less than the buffered amount from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. If the buffer for a Target Outcome Period is less than 100%, and an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by more than the buffered amount from the Initial Fund Value, that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value from the Initial Fund Value and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 87.50% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. After the Underlying ETF has decreased in price by more than the buffered amount for a Target Outcome Period, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the buffer is 80% and the Underlying ETF loses 100%, the Fund loses 20% (before fees and expenses)). An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. For the current Target Outcome Period, the returns of the Fund are subject to a cap of 3.00% (before fees and expenses) and 2.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns before fees and expenses that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap and the buffer are set on the first day of each Target Outcome Period. The cap and the buffer are provided prior to taking into account annual Fund management fees of 0.85% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. On each reset date, the Fund generally seeks to provide the maximum available buffer against losses (depending on market conditions) while setting the predetermined upside cap of at least 3%. If the Fund is not able to set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 3%, then it would seek the maximum buffer that allows for a cap of at least 3%. If the 3% minimum cap produces a buffer of less than 5%, the Fund will seek to lower the minimum cap to provide a buffer of at least 5%. In order to provide the minimum cap, the Fund seeks to sell call FLEX Options on the first day of the Target Outcome Period. As the seller of these FLEX Options, the Fund anticipates receiving premium from the buyer of those FLEX Options. The portfolio managers calculate the amount of premiums received by the Fund on the call options sold and purchases and sells a series of call and put options to provide the deepest buffer possible such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of the shares of the Underlying ETF. The limit on the buffer is the strike price of sold put FLEX Options. On such a reset date, if the Fund can set the buffer against 100% of the Underlying ETF losses, it will seek a predetermined cap that exceeds 3%. In order to provide the buffer, the Fund purchases put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put and call options acquired to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold call FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical caps and buffers in the bar chart and line graph below are for illustration only and the actual cap and buffer may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. Summary of Scenarios ●The hypothetical buffers and caps for each scenario in the graph above are for illustrative purposes only and the actual cap and buffer may be different for each Target Outcome Period. ●In the graph above, the dotted line represents the S&P 500® ETF’s performance, and the orange, green and yellow lines represent the hypothetical return profile (before fees and expenses) sought by the Fund in relation to the S&P 500® ETF’s price return performance. ●Each scenario illustrates a defined buffer and cap for the Target Outcome Period for investors who buy and hold through the entire duration of the Target Outcome Period. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=SQMX, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold three or four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment ) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). For a Target Outcome Period in which the Fund can set the buffer against 100% of the Underlying ETF losses while setting a cap of at least 3%, the Fund may not sell any put options as described above and elsewhere in this prospectus. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC ("PDR") serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy.com. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. ... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap and buffer at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap and buffer range for the next Target Outcome Period. There is no guarantee that the final cap and buffer set for a Target Outcome Period will be within the anticipated cap and buffer range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap and buffer for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the cap, buffer and dates associated with the previous Target Outcome Period with the cap, buffer and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=SQMX.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies.
FT Vest Emerging Markets Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 29.55% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 28.60% and the buffer is 9.05%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 29.55%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on March 23, 2026 and end on March 19, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.05%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor's cap will essentially be decreased by the amount of the increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 29.55% (before fees and expenses) and 28.60% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.95% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TMAR, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large and mid-capitalization emerging market equities. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ishares.com/us/products/239637/ishares-msci-emerging-markets-etf. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 30, 2025 (“EEM” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “EEM seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. …The components of the Underlying Index are likely to change over time. BFA uses an indexing approach to try to achieve EEM’s investment objective. EEM does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that EEM will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage EEM. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. EEM may or may not hold all of the components in the Underlying Index. EEM generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help EEM track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. EEM seeks to track the investment results of the Underlying Index before fees and expenses of EEM.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TMAR.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.
FT Vest Emerging Markets Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 38.56% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 37.62% and the buffer is 9.05%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 38.56%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on June 22, 2026 and end on June 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.05%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor's cap will essentially be decreased by the amount of the increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 38.56% (before fees and expenses) and 37.62% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.95% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TJUN, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large and mid-capitalization emerging market equities. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ishares.com/us/products/239637/ishares-msci-emerging-markets-etf. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 30, 2025 (“EEM” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “EEM seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. …The components of the Underlying Index are likely to change over time. BFA uses an indexing approach to try to achieve EEM’s investment objective. EEM does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that EEM will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage EEM. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. EEM may or may not hold all of the components in the Underlying Index. EEM generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help EEM track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. EEM seeks to track the investment results of the Underlying Index before fees and expenses of EEM.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TJUN.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.
FT Vest Emerging Markets Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 27.73% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 26.79% and the buffer is 9.05%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 27.73%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on September 21, 2026 and end on September 17, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.05%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor's cap will essentially be decreased by the amount of the increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 27.73% (before fees and expenses) and 26.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.95% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TSEP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large and mid-capitalization emerging market equities. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ishares.com/us/products/239637/ishares-msci-emerging-markets-etf. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 30, 2025 (“EEM” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “EEM seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. …The components of the Underlying Index are likely to change over time. BFA uses an indexing approach to try to achieve EEM’s investment objective. EEM does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that EEM will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage EEM. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. EEM may or may not hold all of the components in the Underlying Index. EEM generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help EEM track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. EEM seeks to track the investment results of the Underlying Index before fees and expenses of EEM.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TSEP.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.
FT Vest Emerging Markets Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 19.79% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 18.84% and the buffer is 9.05%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 19.79%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on December 22, 2025 and end on December 18, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.05%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor's cap will essentially be decreased by the amount of the increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 19.79% (before fees and expenses) and 18.84% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.95% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TDEC, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large and mid-capitalization emerging market equities. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ishares.com/us/products/239637/ishares-msci-emerging-markets-etf. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 30, 2025 (“EEM” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “EEM seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. …The components of the Underlying Index are likely to change over time. BFA uses an indexing approach to try to achieve EEM’s investment objective. EEM does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that EEM will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage EEM. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. EEM may or may not hold all of the components in the Underlying Index. EEM generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help EEM track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. EEM seeks to track the investment results of the Underlying Index before fees and expenses of EEM.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TDEC.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.
FT Vest U.S. Equity Uncapped Accelerator ETF - January
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund are based on the price performance of the Underlying ETF at the expiration of an approximate one-year period (the “Target Outcome Period”). The outcomes include one-to-one participation in losses of the Underlying ETF and a target rate of return that is greater than the price return increase of the Underlying ETF (the “Upside Rate of Return”). The Fund will only participate in the Upside Rate of Return if the Underlying ETF appreciates at the end of the Target Outcome Period at a level above 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”). The Upside Rate of Return for the Target Outcome Period is 124%. The Upside Rate of Return is provided prior to taking into account the Fund’s fees and expenses. The Fund’s returns will be lowered, including after the application of the Upside Rate of Return, if applicable, after the deduction of the Fund’s management fee of 0.85% of the Fund’s daily net assets. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates at the end of the Target Outcome Period, but at a level below 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”), the Fund will not participate in any of the gains experienced by the price return of the Underlying ETF. Under this circumstance, the Fund’s net asset value (“NAV”) is expected to remain the same on the first and last day of the Target Outcome Period (less fees and expenses). As such, the Fund will only experience gains if the Underlying ETF’s price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Underlying ETF has not increased to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value with respect to the combination of FLEX Options held by the Fund even if the price of the Underlying ETF exceeded the Target Upside Deductible at a point during the Target Outcome Period before returning to a level below the Target Upside Deductible. ●If the Underlying ETF appreciates at the end of the Target Outcome Period to a level above the Target Upside Deductible, the combination of FLEX Options held by the Fund seeks to provide the Upside Rate of Return. While the Target Upside Deductible (102%) is expected to remain constant for each Target Outcome Period, the Upside Rate of Return produced by the combination of FLEX Options held by the Fund is calculated at the commencement of each Target Outcome Period and will vary for each Target Outcome Period and depend upon market conditions (including, but not limited to, volatility), at the commencement of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. The Fund only participates in the Upside Rate of Return once the Underlying ETF’s price return exceeds the Target Upside Deductible. Therefore, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. See the line graph and table set forth in “Principal Investment Strategies—Upside Rate of Return” for more information. ●If the Underlying ETF decreases over the Target Outcome Period, the Fund will experience all losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses). The Fund does not provide any protection against Underlying ETF losses. See the line graph and table set forth below for more information. The current Target Outcome Period will begin on January 20, 2026 and end on January 15, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Upside Rate of Return for the new Target Outcome Period. This means that the Upside Rate of Return will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. The Target Upside Deductible, and the Fund’s value relative to it, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Target Outcome Period. The Upside Rate of Return is designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. Investors should not expect that the outcomes will be provided at any point prior to that time, and during the Target Outcome Period, investors should not expect their shares to experience the Upside Rate of Return. The value of the FLEX Options held by the Fund is ultimately derived from the price performance of the Underlying ETF for the entire Target Outcome Period. As a result, it is very unlikely that, on any given day during which the Underlying ETF share price increases in value, the Fund’s share price will increase at the same rate as the returns sought by the Fund, which is designed for an entire Target Outcome Period. During the Target Outcome Period, investors can expect periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance, including periods when the Fund’s NAV may not provide any returns relative to the Underlying ETF or periods when the Fund’s NAV may underperform relative to the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Upside Rate of Return and Target Upside Deductible for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period. To achieve the outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because investors will not participate in the positive price returns of the Underlying ETF in a Target Outcome Period if the Underlying ETF does not appreciate to a level above the Target Upside Deductible. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to, or exceeding, those of the Underlying ETF even if the Target Upside Deductible is exceeded because the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups any forgone returns. The rate of return that an investor receives may therefore be significantly less than the price return of the Underlying ETF over multiple Target Outcome Periods even if the Target Upside Deductible is exceeded. This may also make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. In the event that the Underlying ETF experiences loss over the Target Outcome Period, the Fund will experience such losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses)). Upside Rate of Return The Fund seeks returns that have the potential for a higher rate of return than the Underlying ETF's price performance during periods in which the Underlying ETF achieves positive performance above the Target Upside Deductible. The combination of FLEX Options is designed to provide an Upside Rate of Return during the Target Outcome Period that is based upon the performance of the Underlying ETF’s share price after the point at which the Underlying ETF exceeds the Target Upside Deductible. The Upside Rate of Return sought by the Fund is contingent on the Underlying ETF achieving a positive price performance above the Target Upside Deductible at the conclusion of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account annual Fund management fees of 0.85% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Upside Rate of Return for the current Target Outcome Period is 124%. The Fund’s actual returns, including after the application of the Upside Rate of Return, if applicable, will be lower after the deduction of the unitary management fee and other costs and expenses not borne under the unitary management fee including possible extraordinary expenses or other costs. There is no guarantee that the Fund will achieve the Upside Rate of Return. Because of the combination of FLEX Options held by the Fund, investors will not participate in Underlying ETF gains if the Underlying ETF does not appreciate to a level above the Target Upside Deductible (measured from the start of the Target Outcome Period) and will achieve gains only to the extent the Underlying ETF price return exceeds the Target Upside Deductible (measured at the end of the Target Outcome Period). If the Underlying ETF has not increased in price to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value, even if the share price of the Underlying ETF had exceeded the Target Upside Deductible at some point during the Target Outcome Period. The Fund will only experience gains if the Underlying ETF price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Fund has experienced any Upside Rate of Return during a Target Outcome Period, investors that purchase shares during the Target Outcome Period may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the Target Outcome Period. At the point in time in which the Underlying ETF were to experience an increase beyond the Target Upside Deductible, the Fund is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the end of the Target Outcome Period the Underlying ETF subsequently experienced a decrease in value, the value of the Fund would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF. The rate of return with respect to the Fund for a Target Outcome Period may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize a Target Upside Deductible or an Upside Rate of Return. This is because the Fund will forgo any positive returns unless the Target Upside Deductible is surpassed at the end of the Target Outcome Period. In this regard, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. The following line graph and table illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical returns in the line graph and table below are for illustration only and the actual return may be different. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. The line graph and table do not take into account payment by the Fund of fees and expenses (which would lower returns experienced by investors). There is no guarantee that the Fund will be successful in providing these outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF and an Upside Rate of Return of 125%. ●The hypothetical returns in the graph above are for illustration only and the actual return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The orange line represents losses to the Fund and the Underlying ETF on a one-to-one basis, the blue line represents the targeted Upside Rate of Return and the green line represents the Target Upside Deductible. ●The table above represents the Fund’s hypothetical intended return profile based upon a given Upside Rate of Return and the performance of the Underlying ETF. ●The returns in the table above are for illustration only and the actual returns may be different. ●In the table above, the “Hypothetical Payoff Point” column represents the point at which the Fund’s positive accelerated returns may exceed the Underlying ETF price returns from the beginning of the Target Outcome Period. This is due to the Fund only participating in the Upside Rate of Return after the Underlying ETF’s price return exceeds the Target Upside Deductible. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Target Upside Deductible. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or the obligation to deliver shares of the Underlying ETF, or the right to receive or the obligation to deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold two kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. .... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, SPY had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Upside Rate of Return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return set for a Target Outcome Period will be within the anticipated range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Upside Rate of Return for the next Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Upside Rate of Return and dates associated with the previous Target Outcome Period with the Upside Rate of Return and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJA.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.
FT Vest U.S. Equity Uncapped Accelerator ETF - April
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund are based on the price performance of the Underlying ETF at the expiration of an approximate one-year period (the “Target Outcome Period”). The outcomes include one-to-one participation in losses of the Underlying ETF and a target rate of return that is greater than the price return increase of the Underlying ETF (the “Upside Rate of Return”). The Fund will only participate in the Upside Rate of Return if the Underlying ETF appreciates at the end of the Target Outcome Period at a level above 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”). The Upside Rate of Return for the Target Outcome Period is 119%. The Upside Rate of Return is provided prior to taking into account the Fund’s fees and expenses. The Fund’s returns will be lowered, including after the application of the Upside Rate of Return, if applicable, after the deduction of the Fund’s management fee of 0.85% of the Fund’s daily net assets. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates at the end of the Target Outcome Period, but at a level below 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”), the Fund will not participate in any of the gains experienced by the price return of the Underlying ETF. Under this circumstance, the Fund’s net asset value (“NAV”) is expected to remain the same on the first and last day of the Target Outcome Period (less fees and expenses). As such, the Fund will only experience gains if the Underlying ETF’s price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Underlying ETF has not increased to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value with respect to the combination of FLEX Options held by the Fund even if the price of the Underlying ETF exceeded the Target Upside Deductible at a point during the Target Outcome Period before returning to a level below the Target Upside Deductible. ●If the Underlying ETF appreciates at the end of the Target Outcome Period to a level above the Target Upside Deductible, the combination of FLEX Options held by the Fund seeks to provide the Upside Rate of Return. While the Target Upside Deductible (102%) is expected to remain constant for each Target Outcome Period, the Upside Rate of Return produced by the combination of FLEX Options held by the Fund is calculated at the commencement of each Target Outcome Period and will vary for each Target Outcome Period and depend upon market conditions (including, but not limited to, volatility), at the commencement of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. The Fund only participates in the Upside Rate of Return once the Underlying ETF’s price return exceeds the Target Upside Deductible. Therefore, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. See the line graph and table set forth in “Principal Investment Strategies—Upside Rate of Return” for more information. ●If the Underlying ETF decreases over the Target Outcome Period, the Fund will experience all losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses). The Fund does not provide any protection against Underlying ETF losses. See the line graph and table set forth below for more information. The current Target Outcome Period will begin on April 20, 2026 and end on April 16, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Upside Rate of Return for the new Target Outcome Period. This means that the Upside Rate of Return will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. The Target Upside Deductible, and the Fund’s value relative to it, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Target Outcome Period. The Upside Rate of Return is designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. Investors should not expect that the outcomes will be provided at any point prior to that time, and during the Target Outcome Period, investors should not expect their shares to experience the Upside Rate of Return. The value of the FLEX Options held by the Fund is ultimately derived from the price performance of the Underlying ETF for the entire Target Outcome Period. As a result, it is very unlikely that, on any given day during which the Underlying ETF share price increases in value, the Fund’s share price will increase at the same rate as the returns sought by the Fund, which is designed for an entire Target Outcome Period. During the Target Outcome Period, investors can expect periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance, including periods when the Fund’s NAV may not provide any returns relative to the Underlying ETF or periods when the Fund’s NAV may underperform relative to the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Upside Rate of Return and Target Upside Deductible for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period. To achieve the outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because investors will not participate in the positive price returns of the Underlying ETF in a Target Outcome Period if the Underlying ETF does not appreciate to a level above the Target Upside Deductible. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to, or exceeding, those of the Underlying ETF even if the Target Upside Deductible is exceeded because the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups any forgone returns. The rate of return that an investor receives may therefore be significantly less than the price return of the Underlying ETF over multiple Target Outcome Periods even if the Target Upside Deductible is exceeded. This may also make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. In the event that the Underlying ETF experiences loss over the Target Outcome Period, the Fund will experience such losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses)). Upside Rate of Return The Fund seeks returns that have the potential for a higher rate of return than the Underlying ETF's price performance during periods in which the Underlying ETF achieves positive performance above the Target Upside Deductible. The combination of FLEX Options is designed to provide an Upside Rate of Return during the Target Outcome Period that is based upon the performance of the Underlying ETF’s share price after the point at which the Underlying ETF exceeds the Target Upside Deductible. The Upside Rate of Return sought by the Fund is contingent on the Underlying ETF achieving a positive price performance above the Target Upside Deductible at the conclusion of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account annual Fund management fees of 0.85% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Upside Rate of Return for the current Target Outcome Period is 119%. The Fund’s actual returns, including after the application of the Upside Rate of Return, if applicable, will be lower after the deduction of the unitary management fee and other costs and expenses not borne under the unitary management fee including possible extraordinary expenses or other costs. There is no guarantee that the Fund will achieve the Upside Rate of Return. Because of the combination of FLEX Options held by the Fund, investors will not participate in Underlying ETF gains if the Underlying ETF does not appreciate to a level above the Target Upside Deductible (measured from the start of the Target Outcome Period) and will achieve gains only to the extent the Underlying ETF price return exceeds the Target Upside Deductible (measured at the end of the Target Outcome Period). If the Underlying ETF has not increased in price to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value, even if the share price of the Underlying ETF had exceeded the Target Upside Deductible at some point during the Target Outcome Period. The Fund will only experience gains if the Underlying ETF price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Fund has experienced any Upside Rate of Return during a Target Outcome Period, investors that purchase shares during the Target Outcome Period may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the Target Outcome Period. At the point in time in which the Underlying ETF were to experience an increase beyond the Target Upside Deductible, the Fund is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the end of the Target Outcome Period the Underlying ETF subsequently experienced a decrease in value, the value of the Fund would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF. The rate of return with respect to the Fund for a Target Outcome Period may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize a Target Upside Deductible or an Upside Rate of Return. This is because the Fund will forgo any positive returns unless the Target Upside Deductible is surpassed at the end of the Target Outcome Period. In this regard, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. The following line graph and table illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical returns in the line graph and table below are for illustration only and the actual return may be different. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. The line graph and table do not take into account payment by the Fund of fees and expenses (which would lower returns experienced by investors). There is no guarantee that the Fund will be successful in providing these outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF and an Upside Rate of Return of 125%. ●The hypothetical returns in the graph above are for illustration only and the actual return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The orange line represents losses to the Fund and the Underlying ETF on a one-to-one basis, the blue line represents the targeted Upside Rate of Return and the green line represents the Target Upside Deductible. ●The table above represents the Fund’s hypothetical intended return profile based upon a given Upside Rate of Return and the performance of the Underlying ETF. ●The returns in the table above are for illustration only and the actual returns may be different. ●In the table above, the “Hypothetical Payoff Point” column represents the point at which the Fund’s positive accelerated returns may exceed the Underlying ETF price returns from the beginning of the Target Outcome Period. This is due to the Fund only participating in the Upside Rate of Return after the Underlying ETF’s price return exceeds the Target Upside Deductible. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXAP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Target Upside Deductible. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or the obligation to deliver shares of the Underlying ETF, or the right to receive or the obligation to deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold two kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. .... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, SPY had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Upside Rate of Return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return set for a Target Outcome Period will be within the anticipated range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Upside Rate of Return for the next Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Upside Rate of Return and dates associated with the previous Target Outcome Period with the Upside Rate of Return and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXAP.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.
FT Vest U.S. Equity Uncapped Accelerator ETF - July
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund are based on the price performance of the Underlying ETF at the expiration of an approximate one-year period (the “Target Outcome Period”). The outcomes include one-to-one participation in losses of the Underlying ETF and a target rate of return that is greater than the price return increase of the Underlying ETF (the “Upside Rate of Return”). The Fund will only participate in the Upside Rate of Return if the Underlying ETF appreciates at the end of the Target Outcome Period at a level above 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”). The Upside Rate of Return for the Target Outcome Period is 117%. The Upside Rate of Return is provided prior to taking into account the Fund’s fees and expenses. The Fund’s returns will be lowered, including after the application of the Upside Rate of Return, if applicable, after the deduction of the Fund’s management fee of 0.85% of the Fund’s daily net assets. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates at the end of the Target Outcome Period, but at a level below 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”), the Fund will not participate in any of the gains experienced by the price return of the Underlying ETF. Under this circumstance, the Fund’s net asset value (“NAV”) is expected to remain the same on the first and last day of the Target Outcome Period (less fees and expenses). As such, the Fund will only experience gains if the Underlying ETF’s price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Underlying ETF has not increased to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value with respect to the combination of FLEX Options held by the Fund even if the price of the Underlying ETF exceeded the Target Upside Deductible at a point during the Target Outcome Period before returning to a level below the Target Upside Deductible. ●If the Underlying ETF appreciates at the end of the Target Outcome Period to a level above the Target Upside Deductible, the combination of FLEX Options held by the Fund seeks to provide the Upside Rate of Return. While the Target Upside Deductible (102%) is expected to remain constant for each Target Outcome Period, the Upside Rate of Return produced by the combination of FLEX Options held by the Fund is calculated at the commencement of each Target Outcome Period and will vary for each Target Outcome Period and depend upon market conditions (including, but not limited to, volatility), at the commencement of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. The Fund only participates in the Upside Rate of Return once the Underlying ETF’s price return exceeds the Target Upside Deductible. Therefore, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. See the line graph and table set forth in “Principal Investment Strategies—Upside Rate of Return” for more information. ●If the Underlying ETF decreases over the Target Outcome Period, the Fund will experience all losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses). The Fund does not provide any protection against Underlying ETF losses. See the line graph and table set forth below for more information. The current Target Outcome Period will begin on July 20, 2026 and end on July 16, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Upside Rate of Return for the new Target Outcome Period. This means that the Upside Rate of Return will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. The Target Upside Deductible, and the Fund’s value relative to it, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Target Outcome Period. The Upside Rate of Return is designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. Investors should not expect that the outcomes will be provided at any point prior to that time, and during the Target Outcome Period, investors should not expect their shares to experience the Upside Rate of Return. The value of the FLEX Options held by the Fund is ultimately derived from the price performance of the Underlying ETF for the entire Target Outcome Period. As a result, it is very unlikely that, on any given day during which the Underlying ETF share price increases in value, the Fund’s share price will increase at the same rate as the returns sought by the Fund, which is designed for an entire Target Outcome Period. During the Target Outcome Period, investors can expect periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance, including periods when the Fund’s NAV may not provide any returns relative to the Underlying ETF or periods when the Fund’s NAV may underperform relative to the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Upside Rate of Return and Target Upside Deductible for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period. To achieve the outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because investors will not participate in the positive price returns of the Underlying ETF in a Target Outcome Period if the Underlying ETF does not appreciate to a level above the Target Upside Deductible. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to, or exceeding, those of the Underlying ETF even if the Target Upside Deductible is exceeded because the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups any forgone returns. The rate of return that an investor receives may therefore be significantly less than the price return of the Underlying ETF over multiple Target Outcome Periods even if the Target Upside Deductible is exceeded. This may also make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. In the event that the Underlying ETF experiences loss over the Target Outcome Period, the Fund will experience such losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses)). Upside Rate of Return The Fund seeks returns that have the potential for a higher rate of return than the Underlying ETF's price performance during periods in which the Underlying ETF achieves positive performance above the Target Upside Deductible. The combination of FLEX Options is designed to provide an Upside Rate of Return during the Target Outcome Period that is based upon the performance of the Underlying ETF’s share price after the point at which the Underlying ETF exceeds the Target Upside Deductible. The Upside Rate of Return sought by the Fund is contingent on the Underlying ETF achieving a positive price performance above the Target Upside Deductible at the conclusion of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account annual Fund management fees of 0.85% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Upside Rate of Return for the current Target Outcome Period is 117%. The Fund’s actual returns, including after the application of the Upside Rate of Return, if applicable, will be lower after the deduction of the unitary management fee and other costs and expenses not borne under the unitary management fee including possible extraordinary expenses or other costs. There is no guarantee that the Fund will achieve the Upside Rate of Return. Because of the combination of FLEX Options held by the Fund, investors will not participate in Underlying ETF gains if the Underlying ETF does not appreciate to a level above the Target Upside Deductible (measured from the start of the Target Outcome Period) and will achieve gains only to the extent the Underlying ETF price return exceeds the Target Upside Deductible (measured at the end of the Target Outcome Period). If the Underlying ETF has not increased in price to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value, even if the share price of the Underlying ETF had exceeded the Target Upside Deductible at some point during the Target Outcome Period. The Fund will only experience gains if the Underlying ETF price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Fund has experienced any Upside Rate of Return during a Target Outcome Period, investors that purchase shares during the Target Outcome Period may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the Target Outcome Period. At the point in time in which the Underlying ETF were to experience an increase beyond the Target Upside Deductible, the Fund is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the end of the Target Outcome Period the Underlying ETF subsequently experienced a decrease in value, the value of the Fund would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF. The rate of return with respect to the Fund for a Target Outcome Period may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize a Target Upside Deductible or an Upside Rate of Return. This is because the Fund will forgo any positive returns unless the Target Upside Deductible is surpassed at the end of the Target Outcome Period. In this regard, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. The following line graph and table illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical returns in the line graph and table below are for illustration only and the actual return may be different. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. The line graph and table do not take into account payment by the Fund of fees and expenses (which would lower returns experienced by investors). There is no guarantee that the Fund will be successful in providing these outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF and an Upside Rate of Return of 125%. ●The hypothetical returns in the graph above are for illustration only and the actual return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The orange line represents losses to the Fund and the Underlying ETF on a one-to-one basis, the blue line represents the targeted Upside Rate of Return and the green line represents the Target Upside Deductible. ●The table above represents the Fund’s hypothetical intended return profile based upon a given Upside Rate of Return and the performance of the Underlying ETF. ●The returns in the table above are for illustration only and the actual returns may be different. ●In the table above, the “Hypothetical Payoff Point” column represents the point at which the Fund’s positive accelerated returns may exceed the Underlying ETF price returns from the beginning of the Target Outcome Period. This is due to the Fund only participating in the Upside Rate of Return after the Underlying ETF’s price return exceeds the Target Upside Deductible. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJL, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Target Upside Deductible. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or the obligation to deliver shares of the Underlying ETF, or the right to receive or the obligation to deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold two kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. .... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, SPY had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Upside Rate of Return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return set for a Target Outcome Period will be within the anticipated range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Upside Rate of Return for the next Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Upside Rate of Return and dates associated with the previous Target Outcome Period with the Upside Rate of Return and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJL.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.
FT Vest U.S. Equity Uncapped Accelerator ETF - October
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund are based on the price performance of the Underlying ETF at the expiration of an approximate one-year period (the “Target Outcome Period”). The outcomes include one-to-one participation in losses of the Underlying ETF and a target rate of return that is greater than the price return increase of the Underlying ETF (the “Upside Rate of Return”). The Fund will only participate in the Upside Rate of Return if the Underlying ETF appreciates at the end of the Target Outcome Period at a level above 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”). The Upside Rate of Return for the Target Outcome Period is 120%. The Upside Rate of Return is provided prior to taking into account the Fund’s fees and expenses. The Fund’s returns will be lowered, including after the application of the Upside Rate of Return, if applicable, after the deduction of the Fund’s management fee of 0.85% of the Fund’s daily net assets. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates at the end of the Target Outcome Period, but at a level below 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”), the Fund will not participate in any of the gains experienced by the price return of the Underlying ETF. Under this circumstance, the Fund’s net asset value (“NAV”) is expected to remain the same on the first and last day of the Target Outcome Period (less fees and expenses). As such, the Fund will only experience gains if the Underlying ETF’s price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Underlying ETF has not increased to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value with respect to the combination of FLEX Options held by the Fund even if the price of the Underlying ETF exceeded the Target Upside Deductible at a point during the Target Outcome Period before returning to a level below the Target Upside Deductible. ●If the Underlying ETF appreciates at the end of the Target Outcome Period to a level above the Target Upside Deductible, the combination of FLEX Options held by the Fund seeks to provide the Upside Rate of Return. While the Target Upside Deductible (102%) is expected to remain constant for each Target Outcome Period, the Upside Rate of Return produced by the combination of FLEX Options held by the Fund is calculated at the commencement of each Target Outcome Period and will vary for each Target Outcome Period and depend upon market conditions (including, but not limited to, volatility), at the commencement of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. The Fund only participates in the Upside Rate of Return once the Underlying ETF’s price return exceeds the Target Upside Deductible. Therefore, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. See the line graph and table set forth in “Principal Investment Strategies—Upside Rate of Return” for more information. ●If the Underlying ETF decreases over the Target Outcome Period, the Fund will experience all losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses). The Fund does not provide any protection against Underlying ETF losses. See the line graph and table set forth below for more information. The current Target Outcome Period will begin on October 20, 2025 and end on October 16, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Upside Rate of Return for the new Target Outcome Period. This means that the Upside Rate of Return will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. The Target Upside Deductible, and the Fund’s value relative to it, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Target Outcome Period. The Upside Rate of Return is designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. Investors should not expect that the outcomes will be provided at any point prior to that time, and during the Target Outcome Period, investors should not expect their shares to experience the Upside Rate of Return. The value of the FLEX Options held by the Fund is ultimately derived from the price performance of the Underlying ETF for the entire Target Outcome Period. As a result, it is very unlikely that, on any given day during which the Underlying ETF share price increases in value, the Fund’s share price will increase at the same rate as the returns sought by the Fund, which is designed for an entire Target Outcome Period. During the Target Outcome Period, investors can expect periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance, including periods when the Fund’s NAV may not provide any returns relative to the Underlying ETF or periods when the Fund’s NAV may underperform relative to the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Upside Rate of Return and Target Upside Deductible for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period. To achieve the outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because investors will not participate in the positive price returns of the Underlying ETF in a Target Outcome Period if the Underlying ETF does not appreciate to a level above the Target Upside Deductible. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to, or exceeding, those of the Underlying ETF even if the Target Upside Deductible is exceeded because the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups any forgone returns. The rate of return that an investor receives may therefore be significantly less than the price return of the Underlying ETF over multiple Target Outcome Periods even if the Target Upside Deductible is exceeded. This may also make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. In the event that the Underlying ETF experiences loss over the Target Outcome Period, the Fund will experience such losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses)). Upside Rate of Return The Fund seeks returns that have the potential for a higher rate of return than the Underlying ETF's price performance during periods in which the Underlying ETF achieves positive performance above the Target Upside Deductible. The combination of FLEX Options is designed to provide an Upside Rate of Return during the Target Outcome Period that is based upon the performance of the Underlying ETF’s share price after the point at which the Underlying ETF exceeds the Target Upside Deductible. The Upside Rate of Return sought by the Fund is contingent on the Underlying ETF achieving a positive price performance above the Target Upside Deductible at the conclusion of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account annual Fund management fees of 0.85% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Upside Rate of Return for the current Target Outcome Period is 120%. The Fund’s actual returns, including after the application of the Upside Rate of Return, if applicable, will be lower after the deduction of the unitary management fee and other costs and expenses not borne under the unitary management fee including possible extraordinary expenses or other costs. There is no guarantee that the Fund will achieve the Upside Rate of Return. Because of the combination of FLEX Options held by the Fund, investors will not participate in Underlying ETF gains if the Underlying ETF does not appreciate to a level above the Target Upside Deductible (measured from the start of the Target Outcome Period) and will achieve gains only to the extent the Underlying ETF price return exceeds the Target Upside Deductible (measured at the end of the Target Outcome Period). If the Underlying ETF has not increased in price to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value, even if the share price of the Underlying ETF had exceeded the Target Upside Deductible at some point during the Target Outcome Period. The Fund will only experience gains if the Underlying ETF price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Fund has experienced any Upside Rate of Return during a Target Outcome Period, investors that purchase shares during the Target Outcome Period may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the Target Outcome Period. At the point in time in which the Underlying ETF were to experience an increase beyond the Target Upside Deductible, the Fund is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the end of the Target Outcome Period the Underlying ETF subsequently experienced a decrease in value, the value of the Fund would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF. The rate of return with respect to the Fund for a Target Outcome Period may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize a Target Upside Deductible or an Upside Rate of Return. This is because the Fund will forgo any positive returns unless the Target Upside Deductible is surpassed at the end of the Target Outcome Period. In this regard, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. The following line graph and table illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical returns in the line graph and table below are for illustration only and the actual return may be different. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. The line graph and table do not take into account payment by the Fund of fees and expenses (which would lower returns experienced by investors). There is no guarantee that the Fund will be successful in providing these outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF and an Upside Rate of Return of 125%. ●The hypothetical returns in the graph above are for illustration only and the actual return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The orange line represents losses to the Fund and the Underlying ETF on a one-to-one basis, the blue line represents the targeted Upside Rate of Return and the green line represents the Target Upside Deductible. ●The table above represents the Fund’s hypothetical intended return profile based upon a given Upside Rate of Return and the performance of the Underlying ETF. ●The returns in the table above are for illustration only and the actual returns may be different. ●In the table above, the “Hypothetical Payoff Point” column represents the point at which the Fund’s positive accelerated returns may exceed the Underlying ETF price returns from the beginning of the Target Outcome Period. This is due to the Fund only participating in the Upside Rate of Return after the Underlying ETF’s price return exceeds the Target Upside Deductible. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXOC, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Target Upside Deductible. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or the obligation to deliver shares of the Underlying ETF, or the right to receive or the obligation to deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold two kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. .... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, SPY had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Upside Rate of Return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return set for a Target Outcome Period will be within the anticipated range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Upside Rate of Return for the next Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Upside Rate of Return and dates associated with the previous Target Outcome Period with the Upside Rate of Return and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXOC.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.